JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the Funds listed on Appendix A (the “Funds”)
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 220 (Amendment No. 221 under the Investment Company Act of 1940) filed electronically on July 11, 2016.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Value Fund